Disclosure of commitments and contingent liabilities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Statement [Line Items]
Operating leases	$ 10,201
Principal revenue	337,784
Total guarantees and commitments	347,985
Year 1
Statement [Line Items]
Operating leases	2,180
Principal revenue	187,433
Total guarantees and commitments	189,613
Year 2 [Member]
Statement [Line Items]
Operating leases	2,099
Principal revenue	146,351
Total guarantees and commitments	148,450
Year 3 [Member]
Statement [Line Items]
Operating leases	1,974
Principal revenue	4,000
Total guarantees and commitments	5,974
Year 4 [Member]
Statement [Line Items]
Operating leases	1,912
Principal revenue	0
Total guarantees and commitments	1,912
Year 5 and beyond [Member]
Statement [Line Items]
Operating leases	2,036
Principal revenue	0
Total guarantees and commitments	$ 2,036